Annual Fund Operating Expenses - Victory Sycamore Established Value Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.92%
Class C
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.69%	[1]
Class I
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.60%
Class R
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.12%
Class R6
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.57%
Class Y
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.63%

[1]	Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.84% of the Fund's Class C shares through at least February 28, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.